Stock-Based Compensation - Summary of Stock Options Outstanding (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
$35.76 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 35.76
Options Outstanding	426
Options Exercisable	426
Weighted-Average Remaining Contractual Life	4 years 4 months 24 days
$42.34 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 42.34
Options Outstanding	442
Options Exercisable	442
Weighted-Average Remaining Contractual Life	3 years 4 months 24 days
$44.51 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 44.51
Options Outstanding	506
Options Exercisable	506
Weighted-Average Remaining Contractual Life	5 years 4 months 24 days
$47.59 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 47.59
Options Outstanding	700
Weighted-Average Remaining Contractual Life	7 years 4 months 24 days
$48.80 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 48.80
Options Outstanding	899
Weighted-Average Remaining Contractual Life	8 years 4 months 24 days
$50.63 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 50.63
Options Outstanding	435
Options Exercisable	435
Weighted-Average Remaining Contractual Life	6 years 4 months 24 days
$59.07 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 59.07
Options Outstanding	698
Weighted-Average Remaining Contractual Life	9 years 4 months 24 days
$35.76 - $59.07 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Options Outstanding	4,106
Options Exercisable	1,809
Weighted-Average Remaining Contractual Life	6 years 10 months 25 days
$35.76 - $59.07 [Member] | Minimum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 35.76
$35.76 - $59.07 [Member] | Maximum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 59.07